Fees Summary	Jul. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 11,378,350.26
Total Fee Amount	1,571.35
Total Offset Amount	0.00
Net Fee	$ 1,571.35
Offering Table N/A
Offset Table N/A	N/A